Share Based Payment (Details 1) - Share options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Number of options, Outstanding at beginning of year	173,628	202,763	119,245
Number of options, Granted	269,476	45,002	109,732
Number of options, Exercised	(66,330)	(8,963)	(7,982)
Number of options, Forfeited	(20,720)	(47,767)	(17,590)
Number of options, Expired	(15,476)	(17,407)	(642)
Number of options, Cancelled	(79,302)
Number of options, Outstanding at end of year	261,276	173,628	202,763
Number of options, Exercisable at end of year	253,871	93,969	77,633
Average exercise price, Outstanding at beginning of year	$ 22.19	$ 25.2	$ 16.8
Average exercise price, Granted	0.88	9.2	34
Average exercise price, Exercised	0.01	11.4	10.2
Average exercise price, Forfeited	11.26	24.6	30.4
Average exercise price, Expired	16.89	22.6	22.4
Average exercise price, Cancelled	24.93
Average exercise price, Outstanding at end of year	6.2	22.19	25.2
Average exercise price per, Exercisable at end of year	$ 3.22	$ 17.8	$ 14.8